Performance Management	Dec. 31, 2025
Green California Tax-Free Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a broad-based securities market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a broad-based securities market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 5.38% (Q4, 2023) Worst Quarter: -4.74% (Q1, 2022) Year to Date Performance as of 9/30/2025: 1.45% Date of Inception: 12/4/85
Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	1.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.74%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after- tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Return (for the period ended 12/31/24)
Green California Tax-Free Income Fund	1 year	5 years	10 years
Return Before Taxes	0.76%	0.28%	1.20%
Return After Taxes on Distributions	0.76%	0.28%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.31%	0.63%	1.38%
Bloomberg U.S. Municipal Index	1.05%	0.99%	2.25%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a broad-based securities market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a broad-based securities market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 20.46% (Q2, 2020)
Worst Quarter: -19.75% (Q1, 2020)
Year to Date Performance as of 9/30/2025: 14.46%
Date of Inception: 4/20/92

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be lower over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has lower expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	14.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
S&P 500 Index Fund	1 year	5 years	10 years
Investor Shares: SPFIX
Return Before Taxes	24.44%	14.04%	12.71%
Return After Taxes on Distributions	21.19%	12.01%	11.04%
Return After Taxes on Distributions and Sale of Fund Shares	17.87%	11.19%	10.30%
K Shares: SPXKX
Return Before Taxes	23.82%	13.47%	12.15%
S&P 500 Index	25.00%	14.49%	13.08%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
S&P MidCap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 1500 Index, a broad-based securities market index, and the S&P MidCap 400 Index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 1500 Index, a broad-based securities market index, and the S&P MidCap 400 Index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 24.72% (Q4, 2020)
Worst Quarter: -29.68% (Q1, 2020)
Year to Date Performance as of 9/30/2025: 5.19%
Date of Inception: 4/20/92

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be lower over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has lower expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	5.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
S&P MidCap Index Fund	1 year	5 years	10 years
Investor Shares: SPMIX
Return Before Taxes	13.10%	9.77%	9.31%
Return After Taxes on Distributions	10.84%	7.63%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	10.06%	7.55%	7.04%
K Shares: MIDKX
Return Before Taxes	12.52%	8.95%	8.63%
S&P 1500 Index	23.93%	14.10%	12.76%
S&P MidCap 400 Index	13.89%	10.29%	9.65%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
S&P SmallCap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 1500 Index, a broad-based securities market index, and the S&P SmallCap 600 Index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 1500 Index, a broad-based securities market index, and the S&P SmallCap 600 Index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 30.99% (Q4, 2020)
Worst Quarter: -32.66% (Q1, 2020)
Year to Date Performance as of 9/30/2025: 3.57%
Date of Inception: 10/2/96

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be lower over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has lower expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	3.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.99%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
S&P SmallCap Index Fund	1 year	5 years	10 years
Investor Shares: SMCIX
Return Before Taxes	7.93%	8.01%	8.53%
Return After Taxes on Distributions	5.80%	6.23%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares	6.66%	6.25%	6.66%
K Shares: SMLKX
Return Before Taxes	7.41%	7.46%	7.98%
S&P 1500 Index	23.93%	14.10%	12.76%
S&P SmallCap 600 Index	8.64%	8.28%	8.89%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
Shelton Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 500 Index, a broad-based securities market index, and the CBOE S&P 500 BuyWrite Index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website (www.sheltoncap.com) or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 500 Index, a broad-based securities market index, and the CBOE S&P 500 BuyWrite Index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 12.99% (Q2, 2020)
Worst Quarter: -17.22% (Q1, 2020)
Year to Date Performance as of 9/30/2025: 8.27%
Date of Inception: 9/4/96

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be lower over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has lower expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	8.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
Shelton Equity Income Fund	1 year	5 years	10 years
Investor Shares: EQTIX
Return Before Taxes	17.17%	10.52%	8.72%
Return After Taxes on Distributions	13.64%	6.16%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares	11.18%	6.55%	5.48%
K Shares: EQTKX
Return Before Taxes	16.62%	9.98%	8.18%
S&P 500 Index	25.00%	14.49%	13.08%
CBOE S&P 500 BuyWrite Index (BXM)	20.12%	6.87%	6.94%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
Nasdaq-100 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 500 Index, a broad-based securities market index, and the Nasdaq-100 Index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 500 Index, a broad-based securities market index, and the Nasdaq-100 Index. These figures assume that all distributions are reinvested.
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 29.97% (Q2, 2020)
Worst Quarter: -22.40% (Q2, 2022)
Year to Date Performance as of 9/30/2025: 17.79%
Date of Inception: 1/18/00

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be lower over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has lower expenses. The Institutional class shares’ returns will be higher over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has higher expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	17.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.40%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
Nasdaq-100 Index Fund	1 year	5 years	10 years[1]
Investor Shares: NASDX
Return Before Taxes	25.31%	19.81%	17.79%
Return After Taxes on Distributions	24.01%	18.71%	16.86%
Return After Taxes on Distributions and Sale of Fund Shares	18.35%	16.62%	15.36%
K Shares: NDXKX
Return Before Taxes	24.98%	19.30%	17.25%
Institutional Shares: NQQQX[1]
Return Before Taxes	25.63%	n/a	18.22%[1]
S&P 500 Index	25.00%	14.49%	13.08%
Nasdaq-100 Index	25.88%	20.15%	18.52%

[1]	In the case of the Institutional Shares, performance information is not for a 10 year period, it is from the share class inception of March 7, 2022.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. Treasury Index.s These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg U.S. Treasury Index.s
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 5.92% (Q1, 2020)
Worst Quarter: -3.93% (Q1, 2022)
Year to Date Performance as of 9/30/2025: 4.47%
Date of Inception: 12/4/85

The returns above are for the Investor share class of the Fund. The Class K shares would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Class K shares’ returns will be lower over the long-term when compared to the Investor share class’s returns to the extent that the Investor share class has lower expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	4.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.92%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.93%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
U. S. Government Securities Fund- Investor Shares: CAUSX	1 year	5 years	10 years
Investor Shares: CAUSX
Return Before Taxes	-0.21%	-0.64%	0.37%
Return After Taxes on Distributions	-1.34%	-1.30%	-0.24%
Return After Taxes on Distributions and Sale of Fund Shares	-0.13%	-0.81%	0.01%
K Shares: CAUKX
Return Before Taxes	-0.72%	-1.14%	-0.13%
Bloomberg U.S. Aggregate Bond Index	1.70%	0.02%	1.55%
Bloomberg U.S. Treasury Index	0.58%	-0.68%	0.83%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
The United States Treasury Trust
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.39% (Q3, 2023) Worst Quarter: 0.00% (Q2, 2024) Year to Date Performance as of 9/30/2025: 2.59% Date of Inception: 4/26/89
Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	2.59%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.39%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Return (for the period ended 12/31/24) - UTSXX
Performance [Table]
Average Annual Return (for the period ended 12/31/24) - UTSXX
The United States Treasury Trust	1 year	5 years	10 years
	4.38%	1.99%	1.31%

Performance Table Closing [Text Block]	Seven-day yield as of 12/31/24: 3.66% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Money Market Seven Day Yield, Caption [Optional Text]	Seven-day yield as of 12/31/24
Money Market Seven Day Yield Phone	(800) 955-9988
Money Market Seven Day Yield	3.66%
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988
Shelton Sustainable Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 1500 Index, a broad-based securities market index, and the S&P MidCap 400 Index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of the S&P 1500 Index, a broad-based securities market index, and the S&P MidCap 400 Index.
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 44.62% (Q4, 2020)
Worst Quarter: -18.32% (Q1, 2020)
Year to Date Performance as of 9/30/2025: 15.20%
Date of Inception: 3/12/13

The returns above are for the Investor share class of the Fund. The Institutional class would have substantially similar annual returns to the Investor share class because the classes are invested in the same portfolio securities. The Institutional class returns will be higher over the long-term when compared to the Investor share class returns to the extent that the Investor share class has higher expenses.

Year to Date Return, Label [Optional Text]	Year to Date Performance
Bar Chart, Year to Date Return	15.20%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	44.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Return (for the period ended 12/31/24)
Performance Table Narrative

After-tax returns for the Investor share class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Investor share class. After tax-returns for other share classes of the Fund will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Investor Class, after tax-returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns for the Investor share class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Return (for the period ended 12/31/24)
Shelton Sustainable Equity Fund	1 year	5 years	10 years[1]
Investor Shares: NEXTX
Return Before Taxes	-2.54%	9.85%	8.83%
Return After Taxes on Distributions	-2.61%	9.54%	8.56%
Return After Taxes on Distributions and Sale of Fund Shares	-1.60%	8.18%	7.47%
Institutional Shares: NEXIX[1]
Return Before Taxes	-2.28%	n/a	2.04%[1]
S&P 1500 Index	23.93%	14.10%	12.76%
S&P MidCap 400 Index	13.89%	10.29%	9.65%

[1]	In the case of the Institutional Shares, performance information is not for a 10 year period, it is from the share class inception of October 10, 2022.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Closing [Text Block]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Availability Website Address [Text]	www.sheltoncap.com
Performance Availability Phone [Text]	(800) 955-9988